Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Contingencies
Changes in provision for contingencies

The provisions related to labor and civil proceedings whose likelihood of loss is assessed as probable are as follows:

Liabilities	Civil	Labor	Total
At December 31, 2018	1,853	16,181	18,034
Additions	2,924	6,770	9,694
Accrued interest	71	481	552
Payments	(834)	(2,257)	(3,091)
Reversals	(42)	(6,637)	(6,679)
Classified as held for sale	(32)	(75)	(107)
At December 31, 2019	3,940	14,463	18,403
Additions	454	5,207	5,661
Accrued interest	109	399	508
Payments	(1,552)	(3,582)	(5,134)
Reversals	(933)	(4,173)	(5,106)
Classified as held for sale	32	75	107
At December 31, 2020	2,050	12,389	14,439
Additions	4,694	7,964	12,658
Accrued interest	149	1,039	1,188
Payments	(2,669)	(5,184)	(7,853)
Reversals	(1,390)	(4,170)	(5,560)
At December 31, 2021	2,834	12,038	14,872

Changes in indemnification assets

Pursuant to the terms and conditions of the purchase and sale agreement described in note 1.1, the periods of responsibility for each party in relation to such claims, value limits, notification criteria and reciprocal indemnity were defined. The rights generated by the purchase and sale agreement are as follows:

Assets	Civil	Labor	Total
At December 31, 2018	1,694	14,786	16,480
Additions	131	4,760	4,891
Accrued interest	55	421	476
Realized	(77)	(1,312)	(1,389)
Reversals	(735)	(4,922)	(5,657)
At December 31, 2019	1,068	13,733	14,801
Additions	-	85	85
Accrued interest	29	379	408
Realized	(86)	(2,792)	(2,878)
Reversals	(212)	(3,013)	(3,225)
At December 31, 2020	799	8,392	9,191
Additions	10	2,895	2,905
Accrued interest	60	575	635
Realized	(119)	(3,276)	(3,395)
Reversals	(155)	(557)	(712)
At December 31, 2021	595	8,029	8,624

Contingent liabilities

No provision has been recorded for proceedings classified as possible losses, based on the opinion of the Company’s legal counsel. The breakdown of existing contingencies as of December 31, 2021 and December 31, 2020 as follows:

	2021	2020
Civil	13,746	8,106
Labor	24,645	17,385
Tax	33,025	31,674
Total	71,416	57,165